Dividends - Summary of Declared Dividends (Details) - $ / shares						12 Months Ended
	Apr. 01, 2021	Mar. 15, 2021	Mar. 04, 2021	Aug. 13, 2019	Sep. 20, 2016	Dec. 31, 2020	Dec. 31, 2019
Dividends Payable [Line Items]
Depositary share interest of 1/1000th in each 5.625%						0.01%
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Dividends Payable [Line Items]
Preferred Stock, Dividend Rate, Percentage				5.625%		5.625%	5.625%
5.950% Preference Shares (AHL PRC)
Dividends Payable [Line Items]
Preferred Stock, Dividend Rate, Percentage						5.95%	5.95%
5.625% Preference Shares (AHL PRD)
Dividends Payable [Line Items]
Preferred Stock, Dividend Rate, Percentage					5.625%	5.625%	5.625%
Subsequent Event | 5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Dividends Payable [Line Items]
Dividend, in usd per share			$ 351.56
Payable Date	Apr. 01, 2021
Record Date		Mar. 15, 2021
Depositary share dividend			$ 0.35156
Depositary share interest of 1/1000th in each 5.625%			0.001%
Preferred Stock, Dividend Rate, Percentage			562.50%
Subsequent Event | 5.950% Preference Shares (AHL PRC)
Dividends Payable [Line Items]
Dividend, in usd per share			$ 0.3719
Payable Date	Apr. 01, 2021
Record Date		Mar. 15, 2021
Preferred Stock, Dividend Rate, Percentage			595.00%
Subsequent Event | 5.625% Preference Shares (AHL PRD)
Dividends Payable [Line Items]
Dividend, in usd per share			$ 0.3516
Payable Date	Apr. 01, 2021
Record Date		Mar. 15, 2021
Preferred Stock, Dividend Rate, Percentage			562.50%